Inventory and work in progress - Summary of Inventory and Work in Progress (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Work in progress	£ 401.1	£ 383.1
Inventory	23.2	17.3
Total inventories	£ 424.3	£ 400.4